Leases - Schedule of Lease Liability (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Lease Liability [Abstract]
Lease liability – current portion	$ 110,462	$ 160,708
Lease liability – non-current portion	17,624
Total	$ 128,086	$ 160,708
Weighted-average remaining lease term – operating leases	10 months 20 days	1 year
Weighted-average discount rate – operating leases	5.74%	5.88%